Fair value measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, impairment charges	$ 0	$ 4,214	$ 593
Impairment charges	$ 0	892	1,053
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges
Customer relationships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges		892	$ 1,053
Air
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, impairment charges		161
Packages, Hotels and Other Travel Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, impairment charges		4,053
Packages, Hotels and Other Travel Products | Viajes Falabella
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, impairment charges		1,093
Packages, Hotels and Other Travel Products | Mexico Business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, impairment charges		$ 2,960